Costs of services and general and administrative costs	12 Months Ended
Dec. 31, 2017
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Costs of services and general and administrative costs

3. Costs of services and general and administrative costs

	2017 £m	2016 £m	2015 £m
Costs of services	12,090.2	11,348.1	9,709.1
General and administrative costs	1,267.0	977.7	894.1
	13,357.2	12,325.8	10,603.2
Costs of services and general and administrative costs include:
	2017 £m	2016 £m	2015 £m
Staff costs (note 5)	8,319.0	7,784.9	6,652.6
Establishment costs	888.6	836.5	726.3
Media pass-through costs	1,350.0	1,223.2	999.7
Data collection pass-through costs	633.7	661.0	647.2
Other costs of services and general and administrative costs[1]	2,165.9	1,820.2	1,577.4
	13,357.2	12,325.8	10,603.2
Other costs of services and general and administrative costs include:
Goodwill impairment (note 12)	27.1	27.0	15.1
Investment write-downs	95.9	86.1	78.7
Restructuring costs	56.8	27.4	106.2
IT asset write-downs	–	–	29.1
Amortisation and impairment of acquired intangible assets (note 12)	195.1	168.4	140.1
Amortisation of other intangible assets (note 12)	36.3	38.6	33.7
Depreciation of property, plant and equipment	230.7	215.2	190.0
Losses on sale of property, plant and equipment	1.1	0.8	1.1
Gains on disposal of investments and subsidiaries	(129.0)	(44.3)	(131.0)
Losses/(gains) on remeasurement of equity interests arising from a change in scope of ownership	0.3	(232.4)	(165.0)
Net foreign exchange losses/(gains)	12.9	(17.0)	(10.7)
Operating lease rentals:
Land and buildings	586.6	556.1	476.6
Sublease income	(17.9)	(11.6)	(11.3)
	568.7	544.5	465.3
Plant and machinery	11.9	10.6	18.3
	580.6	555.1	483.6

Notes

[1]	Other costs of services and general and administrative costs include £142.1 million (2016: £106.9 million, 2015: £64.0 million) of other pass-through costs.

In 2017, operating profit includes credits totalling £44.8 million (2016: £26.3 million, 2015: £31.6 million) relating to the release of excess provisions and other balances established in respect of acquisitions completed prior to 2016. Further details of the Group’s approach to acquisition reserves, as required by IFRS 3 Business Combinations, are given in note 28.

Investment write-downs of £95.9 million (2016: £86.1 million, 2015: £78.7 million) include £53.1 million in relation to comScore Inc, which had not released any financial statements in relation to its 2015, 2016 or 2017 results due to an internal investigation by their Audit Committee. In 2017, the market value of comScore Inc fell below the Group’s carrying value. Other investment write-downs relate to certain non-core minority investments in the US where forecast financial performance and/or liquidity issues indicate a permanent decline in the recoverability of the Group’s investment.

Gains on disposal of investments and subsidiaries of £129.0 million in 2017 (2016: £44.3 million, 2015: £131.0 million) include £92.3 million of gains arising on the sale of the Group’s equity interest in Asatsu-DK Inc following its acquisition by Bain Capital.

In 2016, gains on remeasurement of equity interests arising from a change in scope of ownership of £232.4 million primarily comprise gains in relation to the reclassification of the Group’s interest in the Imagina Group in Spain from other investments to interests in associates, resulting from WPP attaining significant influence in the period. In 2015, gains on remeasurement of equity interests arising from a change in scope of ownership of £165.0 million primarily comprise gains in relation to the acquisition of a majority stake in IBOPE in Latin America.

In 2017, restructuring costs of £56.8 million (2016: £27.4 million; 2015: £106.2 million) predominantly comprise £33.7 million (2016: £nil; 2015: £69.5 million) of severance costs arising from a structural assessment of certain of the Group’s operations, primarily in the mature markets; and £12.8 million (2016: £27.4 million, 2015: £36.7 million) of costs resulting from the project to transform and rationalise the Group’s IT services and infrastructure including costs relating to the cyber attack in June 2017.

Auditors’ remuneration:

	2017 £m	2016 £m	2015 £m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	1.4	1.4	1.5
The audit of the Company’s subsidiaries pursuant to legislation	20.7	19.4	16.2
	22.1	20.8	17.7
Other services pursuant to legislation	4.0	3.7	3.3
Fees payable to the auditors pursuant to legislation	26.1	24.5	21.0
Tax advisory services	0.1	1.6	1.8
Tax compliance services	0.1	1.3	1.0
	0.2	2.9	2.8
Corporate finance services	–	0.1	0.2
Other services[1]	4.6	5.7	6.5
Total non-audit fees	4.8	8.7	9.5
Total fees	30.9	33.2	30.5

Note

[1]	Other services include audits for earnout purposes.

Minimum committed annual rentals

Amounts payable in 2018 under leases will be as follows:

	Plant and machinery			Land and buildings
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
In respect of operating leases which expire:
– within one year	5.1	4.0	4.3	88.6	85.1	57.6
– within two to five years	10.8	10.5	9.7	236.2	287.9	240.3
– after five years	0.1	–	0.3	207.8	187.0	163.1
	16.0	14.5	14.3	532.6	560.0	461.0

Future minimum annual amounts payable under all lease commitments in existence at 31 December 2017 are as follows:

	Minimum rental payments £m	Less sub- let rentals £m	Net payment £m
Year ending 31 December
2018	548.6	(18.6)	530.0
2019	469.0	(6.5)	462.5
2020	412.9	(4.2)	408.7
2021	349.1	(2.4)	346.7
2022	298.3	(2.1)	296.2
Later years	1,816.0	(2.6)	1,813.4
	3,893.9	(36.4)	3,857.5